Relationship with DuPont - Purchases from and Sales to Other DuPont Businesses (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Dupont Performance Coatings Business [Member] | Predecessor [Member]
Related Party Transaction [Line Items]
Purchases From And Sales To Other Acquisition	$ 7.9	$ 91.7